Acquisitions Of Multifamily Apartment Communities (Business Acquisition, Pro Forma Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisitions Of Multifamily Apartment Communities [Abstract]
Pro forma revenue	$ 17,808,305	$ 14,986,693
Pro forma net loss from continuing operations	$ (11,969,654)	$ (1,373,257)